First Trust Indxx Medical Devices ETF Investment Strategy - First Trust Indxx Medical Devices ETF	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund will generally employ a full replication strategy, meaning that it will normally invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Index is developed, maintained and sponsored by Indxx, Inc. (the “Index Provider”). The Index Provider reserves the right to use qualitative judgment to include, exclude, adjust, or postpone the inclusion of a stock in the Index. Continued Index membership of a constituent is not necessarily subject to the guidelines provided in the Index methodology. A stock may be considered for exclusion by the Index Provider on the basis of corporate governance, accounting policies, lack of transparency and lack of representation, despite meeting all the criteria provided in the Index methodology. According to the Index Provider, the Index is designed to track the performance of companies that are associated with the medical equipment industry, as determined by the Index Provider. According to the Index Provider, companies comprising the medical equipment industry are those companies involved in the design, manufacture, sale, and provision of medical equipment, which includes, but is not limited to, products used for examination, diagnosis, monitoring, treatment, surgery, and medical research including lab procedures. Companies providing ancillary services regarding such equipment are also considered. The Fund may invest in common stock and depositary receipts issued by U.S. and non-U.S. companies, including securities denominated in non-U.S. currencies, and companies with various market capitalizations, including small capitalization companies. In order to be eligible for the Index’s starting universe, securities must be listed in a developed market or emerging market, as defined by the Index Provider. In addition, a security must meet the size, float, price and liquidity requirements of the Index and be a common stock, American Depositary Receipt (“ADR”) or Global Depositary Receipt (“GDR”). Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. Eligible companies deriving a minimum of 50% of their total revenue from business activities associated with the medical equipment industry, according to the Index Provider, will form the Index’s selection list. From the Index’s selection list, the top 50 companies by market capitalization will form the final Index. The constituents are equally-weighted within the Index. The Index is rebalanced semi-annually and reconstituted annually, and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2025, the Fund had significant investments in health care companies and European issuers, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of June 30, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2025, the Fund had significant investments in health care companies and European issuers, although this may change from time to time.